Short Term Investment - Schedule of Short Term Investments (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Short-Term Investments [Member]
Short Term Investment - Schedule of Short Term Investments (Details) [Line Items]
Private investment fund		$ 10,300,869